FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 97.1% (a)
COMMERCIAL SERVICES SECTOR - 2.6%
	Advertising/Marketing Services - 2.6%
1,620,000	Omnicom Group Inc.	$88,452,000
CONSUMER DURABLES SECTOR - 3.5%
	Electronics/Appliances - 3.5%
1,725,000	Sony Corp. - SP-ADR *	119,249,250
CONSUMER NON-DURABLES SECTOR - 9.7%
	Beverages: Non-Alcoholic - 2.9%
730,000	PepsiCo Inc.	96,549,800
	Food: Major Diversified - 2.8%
865,000	Nestlé S.A. - SP-ADR	95,530,600
	Household/Personal Care - 4.0%
2,470,000	Unilever PLC - SP-ADR	135,553,600
CONSUMER SERVICES SECTOR - 7.3%
	Cable/Satellite TV - 3.5%
3,050,000	Comcast Corp. - Cl A	118,889,000
	Other Consumer Services - 3.8%
80,000	Booking Holdings Inc. *	127,387,200
DISTRIBUTION SERVICES SECTOR - 2.3%
	Wholesale Distributors - 2.3%
2,255,000	HD Supply Holdings Inc. *	78,135,750
FINANCE SECTOR - 20.7%
	Investment Banks/Brokers - 2.8%
2,750,000	The Charles Schwab Corp.	92,785,000
	Major Banks - 3.0%
1,055,000	JPMorgan Chase & Co.	99,233,300
	Multi-Line Insurance - 6.0%
1,130,000	Berkshire Hathaway Inc. - Cl B *	201,716,300
	Property/Casualty Insurance - 6.1%
995,000	Chubb Ltd.	125,986,900
975,000	Progressive Corp.	78,107,250
		204,094,150
	Regional Banks - 2.8%
1,185,000	Northern Trust Corp.	94,017,900
HEALTH SERVICES SECTOR - 8.8%
	Health Industry Services - 5.0%
1,465,000	Quest Diagnostics Inc.	166,951,400
	Managed Health Care - 3.8%
435,000	UnitedHealth Group Inc.	128,303,250
HEALTH TECHNOLOGY SECTOR - 6.0%
	Medical Specialties - 6.0%
2,450,000	Koninklijke Philips N.V. - SP-ADR *	114,758,000
2,245,000	Smith & Nephew PLC - SP-ADR	85,579,400
		200,337,400
INDUSTRIAL SERVICES SECTOR - 1.5%
	Oilfield Services/Equipment - 1.5%
2,710,000	Schlumberger Ltd.	49,836,900
PROCESS INDUSTRIES SECTOR - 2.6%
	Industrial Specialties - 2.6%
835,000	PPG Industries Inc.	88,560,100

PRODUCER MANUFACTURING SECTOR - 15.2%
	Building Products - 5.2%
3,475,000	Masco Corp.	174,479,750
	Electrical Products - 4.2%
1,135,000	Eaton Corp. PLC	99,289,800
675,000	Emerson Electric Co.	41,870,250
		141,160,050
	Industrial Conglomerates - 3.0%
705,000	Honeywell International Inc.	101,935,950
	Trucks/Construction/Farm Machinery - 2.8%
1,275,000	PACCAR Inc.	95,433,750
RETAIL TRADE SECTOR - 11.7%
	Apparel/Footwear Retail - 3.0%
1,995,000	The TJX Companies Inc.	100,867,200
	Discount Stores - 8.7%
885,000	Dollar General Corp.	168,601,350
1,325,000	Dollar Tree Inc. *	122,801,000
		291,402,350
TECHNOLOGY SERVICES SECTOR - 2.8%
	Information Technology Services - 2.8%
440,000	Accenture PLC	94,476,800
TRANSPORTATION SECTOR - 2.4%
	Air Freight/Couriers - 2.4%
1,080,000	Expeditors International of Washington Inc.	82,123,200
	Total common stocks (cost $2,576,999,363)	3,267,461,950

Principal Amount
SHORT-TERM INVESTMENTS - 2.7% (a)
	Bank Deposit Account - 2.7%
$93,275,767	U.S. Bank N.A., 0.09% ^	93,275,767
	Total short-term investments (cost $93,275,767)	93,275,767
	Total investments - 99.8% (cost $2,670,275,130)	3,360,737,717

	Other assets, less liabilities - 0.2% (a)	5,888,674
	TOTAL NET ASSETS - 100.0%	$3,366,626,391

*	Non-income producing security.
^	The rate shown is as of June 30, 2020.
(a)	Percentages for the various classifications relate to total net assets.
PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt

FMI Large Cap Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2020, based on the inputs used to value them:
Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$3,267,461,950
Level 1 - Bank Deposit Account	93,275,767
Total Level 1	3,360,737,717
Level 2 -	---
Level 3 -	---
Total Assets	3,360,737,717
Total	$3,360,737,717

See the Schedule of Investments for investments detailed by industry classifications.